35. Liabilities from Financing Activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net cash flows (used in) from financing activities	R$ (1,935,497)	R$ (892,173)	R$ (753,189)
Net cash flows from operating activities	753,936	2,461,076	2,081,869
Income for the year	92,877	296,611	305,669
Non-Cash Changers
Deposit in guarantee	(44,736)
Dividends provisioned through the subsidiary Smiles		238,359
Short And Long-Term Indebtedness [member]
Opening balance	8,409,841	7,084,467
Net cash flows (used in) from financing activities	(814,710)	1,401,125	7,105,667
Net cash flows from operating activities	(615,027)	(444,006)
Cash flow			(536,888)
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing	25,974	164,234	193,506
Forfaiting	411,457
Deposit in guarantee
Write-off
Disposal property, plant and equipment			(805,081)
Dividends provisioned through the subsidiary Smiles
Provision for interest on loans			565,854
Maintenance reserve
Escrow deposit
Initial adoption adjustment - IFRS 16
Gains (losses) recognized in other comprehensive income (loss)
Adjustment to profit
Exchange rate changes, net	2,207,107	313,717	1,043,117
Provision for interest and cost amortization	727,318	571,681
Contractual amendment
Unrealized income (expenses) on derivatives	(374,994)
Other results		(40,717)
Treasury shares sold
Interest payments and loan cost			(481,708)
Other
Closing balance	9,976,966	8,409,841	7,084,467
Leases [member]
Opening balance	6,052,780
Net cash flows (used in) from financing activities	(1,058,692)	(1,617,677)
Net cash flows from operating activities	(4,530)	(23,304)
Non-Cash Changers
Property, plant and equipment acquisition through financing	454,248	957,026
Forfaiting
Variation in variable and short-term liabilities	18,731
Deposit in guarantee	(47,215)
Write-off	(704,164)
Maintenance reserve		(6,498)
Escrow deposit		(476)
Initial adoption adjustment - IFRS 16		5,370,868
Gains (losses) recognized in other comprehensive income (loss)
Adjustment to profit
Exchange rate changes, net	1,833,257	241,612
Provision for interest and cost amortization	818,529	502,544
Contractual amendment	221,248	(283,460)
Unrealized income (expenses) on derivatives
Other results
Closing balance	7,584,192	6,052,780
Derivatives [member]
Opening balance	(127,119)	409,662
Net cash flows (used in) from financing activities		(407,322)
Net cash flows from operating activities		(43,008)
Non-Cash Changers
Maintenance reserve
Escrow deposit
Initial adoption adjustment - IFRS 16
Gains (losses) recognized in other comprehensive income (loss)		(94,527)
Adjustment to profit
Exchange rate changes, net		(13,946)
Provision for interest and cost amortization
Contractual amendment
Other results
Other		22,022
Closing balance		(127,119)	409,662
Non-controlling Interests from Smiles [member]
Opening balance		480,061
Net cash flows from operating activities			412,013
Cash flow			875
Income for the year			305,669
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles			(239,877)
Provision for interest on loans
Adjustment to profit
Exchange rate changes, net
Treasury shares sold
Gains on change in investment			561
Interest payments and loan cost
Other	(1,590)		820
Closing balance	412,013		480,061
Other [member]
Opening balance		147,239
Cash flow			(219,493)
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles			238,879
Provision for interest on loans
Adjustment to profit
Exchange rate changes, net
Treasury shares sold
Gains on change in investment
Interest payments and loan cost
Other			(15,620)
Closing balance			147,239
Treasury shares [member]
Opening balance		(126)
Cash flow			(15,929)
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles
Provision for interest on loans
Adjustment to profit
Exchange rate changes, net
Treasury shares sold			19,971
Gains on change in investment
Interest payments and loan cost
Other
Closing balance	(4,168)		(126)
Shares To Be Issued [member]
Opening balance		2,818
Cash flow			2,818
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles
Provision for interest on loans
Adjustment to profit
Exchange rate changes, net
Treasury shares sold
Gains on change in investment
Interest payments and loan cost
Other
Closing balance			2,818
Capital Stock [member]
Opening balance		R$ 2,942,612
Cash flow			15,428
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles
Provision for interest on loans
Adjustment to profit
Exchange rate changes, net
Treasury shares sold
Gains on change in investment
Interest payments and loan cost
Other	523
Closing balance	R$ (126)		R$ 2,942,612